CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2025
CAPITAL AND RESERVES
CAPITAL AND RESERVES
6.	CAPITAL AND RESERVES

(a)	Authorized Share Capital

At December 31, 2025, and 2024, authorized share capital consisted of an unlimited number of common shares ("Shares") with no par value, of which 558,461,162 (2024 – 537,791,881) Shares were issued and fully paid.

(b)	Options not Issued under the Group’s Incentive Plan and Warrants

Continuity	Number of	Number of	Weighted average exercise price ($/option)
Balance December 31, 2023	37,600	8,555,000	0.45
Exercised	(37,600)	–	0.29
Balance December 31, 2024	–	8,555,000	0.45
Exercised	–	(8,555,000)	0.45
Balance December 31, 2025	–	–	–

Notes to the table:

1. The options were issued in exchange for the outstanding options in Cannon Point Resources Ltd. on the acquisition of the company in October 2015.

2. The Warrants were issued pursuant to the unit private placement in December 2023 and were all exercised prior to the expiry date of December14, 2025.

(c)	Share Purchase Option Compensation Plan

At the Annual General Meeting held on June 19, 2025, the Group’s shareholders approved the Group’s amended and restated share option plan (the "2025 Rolling Option Plan") for continuation for three years. The 2025 Rolling Option Plan allows the Board of Directors to grant share purchase options ("options"), subject to regulatory terms and approval, to its officers, directors, employees, and service providers, to a maximum number of eligible shares (including any issuances from the Group’s RSU and DSU plans) equaling a rolling maximum of up to 8% of the Company’s outstanding Shares, calculated from time to time. If outstanding options are exercised and the number of issued and outstanding shares of the Company increases, then options available to grant under the plan increase proportionately (assuming there are no issuances under the RSU and DSU plans). The exercise price of each option is set by the Board of Directors at the time of grant but cannot be less than the market price, the 5-day volume weighted average trading price calculated the day before the grant; can have a maximum term of five years and typically terminate 90 days following the termination of the optionee’s employment or engagement. In the case of death or retirement, any outstanding vested options will expire the earlier of the expiry date or one year from date of death or retirement. The vesting period for options is at the discretion of the Board of Directors at the time the options are granted.

The following reconciles the issued and outstanding options for the years ended December 31, 2025 and 2024:

Continuity of options	Number of options	Weighted average exercise price ($/option)
Balance December 31, 2023	24,318,500	1.00
Exercised	(30,000)	0.41
Expired	(6,368,500)	0.99
Balance December 31, 2024	17,920,000	1.01
Exercised	(6,079,700)	1.38
Balance December 31, 2025	11,840,300	0.82

For the years ended December 31, 2025 and 2024, the Group did not recognize share-based compensation ("SBC") for options in the Statement of Comprehensive Loss as no options were granted and all options previously granted were fully vested in 2023.

Details of options exercised during the year ended December 31, 2025 were as follows:

Period	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2025	110,000	0.41	0.97
February 2025	241,000	0.41	1.00
March 2025	313,700	0.41	1.19
April 2025	144,000	0.41	1.57
May 2025	74,000	0.41	1.43
June 2025	790,000	0.51	1.83
July 2025	4,117,000	1.79	2.77
October 2025	200,000	0.41	2.14
October 2025	90,000	2.01	2.76
	6,079,700	1.38	2.39

In the year ended December 31, 2024, only 30,000 options at an exercise price of $0.41 per option were exercised (see table above) with a weighted average market share price of $0.72 per option.

The following table summarizes information on the outstanding options as at the following dates:

	December 31, 2025			December 31, 2024
Exercise price ($)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)
0.41	8,842,300	8,842,300	1.63	11,224,000	11,224,000	2.63
2.01[1]	2,998,000	2,998,000	0.02	6,696,000	6,696,000	0.55
Total	11,840,300	11,840,300		17,920,000	17,920,000

Note:

1. These options were set to expire on July 17, 2025, but were extended pursuant to certain provisions of the option plan.

The weighted average contractual life for options outstanding, which are all exercisable, is 1.22 (2024 – 1.85) years per option.

(d)	Deferred Share Units ("DSUs")

The Group has a DSU plan approved by the Group’s shareholders, allows the Board, at its discretion, to award DSUs to non-executive directors for services rendered to the Group and provides that non-executive directors may elect to receive up to 100% of their annual compensation in DSUs. The aggregate number of DSUs outstanding pursuant to the DSU plan may not exceed 1% of the issued and outstanding Shares from time to time provided the total does not result in the total shares issuable under all the Group’s share-based compensation plans (i.e. including the Group’s option, DSU and RSU plans) exceeding 8% of the total number of issued outstanding Shares. DSUs are payable when the non-executive director ceases to be a director including in the event of death. DSUs may be settled in shares issued from treasury, by the delivery to the former director of shares purchased by the Group in the open market, payment in cash, or any combination thereof, at the discretion of the Group.

The following reconciles DSUs outstanding for the years ended December 31, 2025, and December 31, 2024:

Continuity of DSUs	Number of DSUs	Weighted average fair value ($/DSU)
Balance December 31, 2023	470,347	0.59
Granted	66,049	0.41
Balance December 31, 2024	536,396	0.57
Cash-settled [1]	(74,830)	0.69
Granted [2]	32,405	1.54
Shares issued [3]	(29,521)	0.69
Withheld [3]	(33,965)	0.69
Balance December 31, 2025	430,485	0.60

Notes:

1. The Group settled an equity obligation for DSUs that should have been redeemed by December 31, 2024. Accordingly, the Group made a cash payment of $59 based on the 5-day average of TSX closing prices for the Company’s common shares up to December 31, 2024 of $0.78 per DSU pursuant to the terms of the DSU Plan.

2. The Group recognized SBC of $50 (2024 – $27) for DSU grants in the Statement of Comprehensive Loss, based on the aggregate market value of Shares on grant date, with a corresponding increase in the equity-settled share payment reserve in equity.

3. The Group settled 63,486 DSUs that were redeemed by issuing Shares for 29,521 DSUs and withheld 33,965 DSUs to settle and pay the tax obligations of $61.

(e)	Restricted Share Units (“RSUs”)

The Group’s RSU plan approved by the Group’s shareholders, allows the Board, at its discretion, to grant employees, executive directors and consultants RSUs from time to time. The RSUs are granted conditionally and entitle the recipient to receive one share (or the cash equivalent) upon attainment of a time-based vesting period. The RSU plan limits the aggregate number of RSUs outstanding to 1% of the issued and outstanding Shares from time to time provided the total does not result in the total Shares issuable under all the Group’s share-based compensation plans (i.e. including the Group’s option, DSU and RSU plans) exceeding 8% of the total number of issued outstanding Shares. RSUs can be settled by the Group at its discretion in Shares issued from treasury, by the delivery of Shares purchased by the Group in the open market, payment in cash or in any combination thereof.

In February 2025, the Group granted a total of 1,170,000 RSUs to the Board Chair, Chief Executive Officer, Chief Financial Officer, and to senior management, with a vesting term of two years from the date of grant.  The Group determined that this grant should be accounted for as cash-settled given that a previous grant was settled in cash.  For the year ended December 31, 2025, the Group recognized $1,402 as SBC with a corresponding increase in a RSU liability for this grant based on the TSX closing price of Shares as of the reporting date.

At the end of each reporting period, until the RSU liability is settled, the RSU liability’s fair value is remeasured based on the TSX closing price multiplied by the number of RSUs and amortized over the vesting period of the RSUs, with any change in in fair value charged to share-based compensation.

(f)	Foreign Currency Translation Reserve

Continuity
Balance December 31, 2023	$35,233
Gain on translation of foreign subsidiaries	10,012
Balance December 31, 2024	45,245
Loss on translation of foreign subsidiaries	(5,500)
Balance December 31, 2025	$39,745

The foreign currency translation reserve represents accumulated exchange differences arising on the translation of the results of operations and net assets of the Group’s subsidiaries with a US dollar functional currency into the Group’s presentation currency, the Canadian dollar.